Disposition of Assets (Details) (USD $)	0 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 08, 2012	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 247,100,000
Revenue		42,492,000	52,673,000	168,107,000					61,817,000							194,967,000	214,710,000	270,154,000	300,171,000
Earnings before income taxes		6,223,000	3,305,000	(5,984,000)					8,130,000							33,893,000	37,055,000	55,167,000	80,652,000
Income tax expense		2,396,000	1,273,000	(2,304,000)					1,203,000							7,006,000	4,954,000	9,921,000	12,831,000
Earnings (loss) from discontinued operations, net of tax		3,827,000	2,032,000	(3,680,000)	32,101,000	45,246,000	67,821,000	5,213,000	6,927,000	9,778,000	10,183,000	10,630,000	9,523,000	10,031,000	15,062,000	26,887,000	32,101,000	45,246,000	67,821,000
Assets held for sale			33,335,000	33,335,000
Property and equipment			58,675,000	58,675,000
Other assets			16,678,000	16,678,000
Total assets		0	108,688,000	108,688,000
Current liabilities			9,812,000	9,812,000
Deferred income taxes, noncurrent			8,527,000	8,527,000
Total liabilities		$ 0	$ 18,339,000	$ 18,339,000